Acquisition of Fairhaven Pharmaceuticals Inc - Summary of Consideration Paid and Allocation to Net Assets Acquired (Details) - Fairhaven Pharmaceuticals Inc. $ in Thousands	Jul. 17, 2020 CAD ($)
Cost of acquisition
Fair value of common shares issued	$ 3,441
Cash payment	50
Total consideration paid	3,491
Transaction fees	308
Total cost of acquisition	3,799
Net assets acquired
Current assets	217
Current liabilities	(214)
Total net assets acquired	3,799
Licenses and Other Rights
Net assets acquired
Licenses and other rights (note 12)	$ 3,796